UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Loss before Income tax from continuing operations	$ (22,488)	$ (30,859)	$ (62,123)	$ (60,101)
Loss before Income tax from discontinued operations	0	(1,201)	0	(3,629)
Loss before Income tax	(22,488)	(32,060)	(62,123)	(63,730)
Depreciation and amortization of tangible and intangible assets	2,238	2,641	4,119	5,511
Impairment losses / (reversals) on loans, receivables and other assets	(8)	(101)	(76)	6
Impairment losses on obsolete inventories	40	233	200	347
Share-based payment expense	1,650	1,302	3,806	2,252
Net (gain) / loss from disposal of tangible and intangible assets	352	(2)	307	(14)
Change in provision for liabilities and other charges	350	(4,062)	(1,605)	(3,612)
Lease modification (income)/expense	(67)	(21)	(72)	9
Interest (income) / expense	11	(923)	824	(1,757)
Discounting effect (income) / expense	(87)	141	(206)	56
Net foreign exchange loss	646	8,644	13,939	10,816
Net (gain) / loss on financial instruments at fair value through profit or loss	65	0	16,163	(237)
Impairment reversals on financial assets at fair value through OCI	(17)	(7)	(17)	(7)
Net loss recognized on disposal of debt instruments held at fair value through OCI	2,196	1,372	3,427	1,372
Share-based payment expense - settlement	(14)	(64)	(142)	(248)
Decrease in trade and other receivables, prepaid expenses and other tax receivables	1,081	417	5,017	3,494
(Increase)/Decrease in inventories	1,593	(270)	240	(1,143)
(Decrease) in trade and other payables, deferred income and other tax payables	4,836	3,626	14,364	9,462
Income taxes paid	(769)	(391)	(2,075)	(1,478)
Net cash flows used in operating activities	(8,392)	(19,525)	(3,910)	(38,901)
Cash flows from investing activities
Purchase of property and equipment	(681)	(331)	(926)	(1,142)
Proceeds from sale of property and equipment	4	15	84	50
Interest received	810	1,798		2,533
Interest received			(13)
Movement in other non-current assets	91	203	48	251
Movement in term deposits and other financial assets	25,019	12,499	21,579	51,329
Net cash flows (used in) / from investing activities	25,243	14,184	20,772	53,021
Cash flows from financing activities
Payment of lease interest	(259)	(318)	(436)	(678)
Repayment of lease liabilities	(1,572)	(1,161)	(2,381)	(3,499)
Equity transaction costs	0	(6)	0	(18)
Net cash flows (used in) / from financing activities	(1,831)	(1,485)	(2,817)	(4,195)
Net increase / (decrease) in cash and cash equivalents	15,020	(6,826)	14,045	9,925
Effect of exchange rate changes on cash and cash equivalents	1,410	(18,995)	(4,471)	(20,464)
Cash and cash equivalents at the beginning of the period	28,627	86,861	35,483	71,579
Cash and cash equivalents at the end of the period	$ 45,057	$ 61,040	$ 45,057	$ 61,040